Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

Exchange Agreements

Subsequent to December 31, 2025, on January 27, 2026, February 9, 2026, February 25, 2026, and March 30, 2026, the Company entered into exchange agreements with Agile pursuant to which the Company issued an aggregate of approximately 586,000 shares of its Class A Common Stock in exchange for aggregate reductions of approximately $660,000 in the outstanding balance of the March Agile Note. Following these exchanges, the outstanding balance of the March Agile Note was reduced to approximately $1.3 million.

Vesting of Employee Awards

On March 31, 2026, approximately 684,000 RSUs granted to employees vested into shares of Class A Common Stock. In addition, the Company will issue 376,884 shares of Class B Common Stock to the Company’s CEO, of which, approximately 251,256 shares relate to a tranche of the CEO Award vesting upon achieving a market capitalization threshold, and the remaining 125,628 shares relate to the CEO’s 2025 bonus payment. See Note 16, Stock-Based Compensation.

Yorkville Advanced Notice Settlements and Conversions

Between January 1, 2026 and March 31, 2026, the Company issued Advance Notices to Yorkville pursuant to the SEPA in which the Company requested the purchase of approximately 635,000 shares of the Company’s Class A Common Stock at an aggregate gross value of approximately $700 thousand, and net proceeds of approximately $670 thousand were applied against the outstanding Yorkville Convertible Notes.

Private Placement Offering (3i, LP)

On February 13, 2026, the parties held an additional closing pursuant to the terms of the Purchase Agreement (the “February Closing”). The Company issued an additional note in the original principal amount of $2,333,333, with an initial conversion price equal to $1.11 per share and issuance date of February 13, 2026 (the “February 3i Note,” together with the August Note, the October Note, and the Initial Note, are collectively referred to herein as the “Notes”), and additional warrants to purchase up to 420,000 shares of Common Stock, at an initial exercise price equal to $2.50 per share (the “February Warrants,” together with the August Warrant, the October Warrants, August Warrants and the Initial Buyer Warrants, are collectively referred to herein as the “Buyer Warrants”), in the February Closing. The February Note matures on February 13, 2027. Other than the maturity date of the February Note and February Warrants, respectively, the February Note and February Warrants have the same terms as those issued on the August Closing, the October Closing and the Initial Closing Date. Upon the issuance of the February Note, the Company received proceeds of approximately $1.6 million, net of original issue discount and issuance fees and costs.

The February Note was issued with an original issue discount of 10.0% (the “OID”), as were the other Notes issued on the August Closing, the October Closing and the Initial Closing Date and accrue interest at a rate of 10.0% per annum. The Notes mature 12 months from the date of issuance (the “Maturity Date”), unless extended pursuant to the terms thereof. The Notes are convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to quotient of the Conversion Amount divided by (y) the Conversion Price (the “Conversion Rate”). At no time may the Buyer hold more than 4.99% (or up to 9.99% at the election of the Buyers pursuant to the Notes) of the outstanding Common Stock. The conversion price of the October Note is subject to a floor price of $0.254.

1800 Diagonal Issuance

On January 12, 2026 and March 17, 2026, the Company issued the eleventh and twelfth promissory notes (the “January 1800 Diagonal Note and “March 1800 Diagonal Note,” respectively) for an aggregate principal amount of approximately $296 thousand and $180 thousand, respectively, and received net proceeds of approximately $250 thousand and $157 thousand, respectively, after discount and transaction fees. The notes have maturity dates of October 15, 2026 and December 15, 2026, respectively and bear interest at 14% per annum.

Common Stock Issuances

3i, LP Conversions

Between January 1, 2026 and March 31, 2026, the Buyer exercised its contractual conversion option multiple times under the August 3i Note, the October 3i Note, and the February 3i Note and received an aggregate of approximately 2.9 million shares of Class A Common Stock at conversion prices per share ranging from $0.83 to $1.10 in satisfaction of approximately $2.7 million of the Company’s obligations under the respective Notes.

1800 Diagonal Conversions

Between January 1, 2026 and March 31, 2026, the Lender exercised its contractual conversion option multiple times under the July 1800 Diagonal Note and September 1800 Diagonal Note and received an aggregate of approximately 476 thousand shares of Class A Common Stock at conversion prices ranging from $0.825 to $0.930 in satisfaction of approximately $392 thousand of the Company’s obligations under the respective Notes.

At the Market Offering

Subsequent to December 31, 2025, the Company issued approximately 2.1 million shares under the ATM Agreement for net proceeds of approximately $2.7 million. The aggregate market value of the shares of Class A Common Stock eligible for sale under the ATM Prospectus Supplement is approximately $1.5 million as of March 31, 2026, which is based on the limitations of General Instruction I.B.6 of Form S-3.

Transaction Announcement

On March 23, 2026, the Company announced that it reached an agreement on terms to acquire assets of ConnectAndSell, Inc. (“ConnectandSell”), an AI-powered sales enablement platform serving B2B organizations across financial services, healthcare, technology, and other industries. The acquisition is expected to increase Banzai’s annual revenue by approximately $15 million. The two companies have executed a non-binding letter of intent, and the final transaction is expected to close in early second quarter 2026, subject to execution of a definitive agreement and closing conditions.